Deposits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Interest-bearing:
Savings deposits	₨ 3,103,769.5	$ 41,169.5	₨ 2,487,001.6
Time deposits	6,626,711.8	87,899.1	5,317,715.9
Total interest-bearing deposits	9,730,481.3	129,068.6	7,804,717.5
Non-interest-bearing deposits	1,731,590.0	22,968.4	1,420,309.4
Total	₨ 11,462,071.3	$ 152,037.0	₨ 9,225,026.9